Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Investors Trust
Entity Central Index Key	0000837276
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000028890
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class ADV
Trading Symbol	IIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
AssetsNet	$ 264,126,177
Holdings Count | Holding	389
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$264,126,177 # of Portfolio Holdings389 Portfolio Turnover Rate20%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Preferred Stock	0.0%
Mutual Funds	2.1%
Common Stock	35.9%
Exchange-Traded Funds	60.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Core Bond ETF	27.9%
Voya Multi-Sector Income ETF	27.8%
iShares Core S&P Mid-Cap ETF	4.4%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.1%
Alphabet, Inc. - Class A	2.0%
NVIDIA Corp.	1.7%
Apple, Inc.	1.1%
Microsoft Corp.	1.0%
Broadcom, Inc.	0.8%
Micron Technology, Inc.	0.8%

C000028891
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class I
Trading Symbol	IIFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 264,126,177
Holdings Count | Holding	389
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$264,126,177 # of Portfolio Holdings389 Portfolio Turnover Rate20%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Preferred Stock	0.0%
Mutual Funds	2.1%
Common Stock	35.9%
Exchange-Traded Funds	60.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Core Bond ETF	27.9%
Voya Multi-Sector Income ETF	27.8%
iShares Core S&P Mid-Cap ETF	4.4%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.1%
Alphabet, Inc. - Class A	2.0%
NVIDIA Corp.	1.7%
Apple, Inc.	1.1%
Microsoft Corp.	1.0%
Broadcom, Inc.	0.8%
Micron Technology, Inc.	0.8%

C000028892
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class S
Trading Symbol	IIFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 264,126,177
Holdings Count | Holding	389
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$264,126,177 # of Portfolio Holdings389 Portfolio Turnover Rate20%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Preferred Stock	0.0%
Mutual Funds	2.1%
Common Stock	35.9%
Exchange-Traded Funds	60.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Core Bond ETF	27.9%
Voya Multi-Sector Income ETF	27.8%
iShares Core S&P Mid-Cap ETF	4.4%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.1%
Alphabet, Inc. - Class A	2.0%
NVIDIA Corp.	1.7%
Apple, Inc.	1.1%
Microsoft Corp.	1.0%
Broadcom, Inc.	0.8%
Micron Technology, Inc.	0.8%

C000028893
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class S2
Trading Symbol	IIFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 264,126,177
Holdings Count | Holding	389
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$264,126,177 # of Portfolio Holdings389 Portfolio Turnover Rate20%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Preferred Stock	0.0%
Mutual Funds	2.1%
Common Stock	35.9%
Exchange-Traded Funds	60.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya Core Bond ETF	27.9%
Voya Multi-Sector Income ETF	27.8%
iShares Core S&P Mid-Cap ETF	4.4%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.1%
Alphabet, Inc. - Class A	2.0%
NVIDIA Corp.	1.7%
Apple, Inc.	1.1%
Microsoft Corp.	1.0%
Broadcom, Inc.	0.8%
Micron Technology, Inc.	0.8%

C000015353
Shareholder Report [Line Items]
Fund Name	Voya Government Liquid Assets Portfolio
Class Name	Class I
Trading Symbol	IPLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,179,391,376
Holdings Count | Holding	19
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,179,391,376 # of Portfolio Holdings19
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.3)%
U.S. Treasury Repurchase Agreements	17.2%
U.S. Government Agency Debt	39.9%
U.S. Treasury Debt	43.2%

C000015354
Shareholder Report [Line Items]
Fund Name	Voya Government Liquid Assets Portfolio
Class Name	Class S
Trading Symbol	ISPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 1,179,391,376
Holdings Count | Holding	19
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,179,391,376 # of Portfolio Holdings19
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.3)%
U.S. Treasury Repurchase Agreements	17.2%
U.S. Government Agency Debt	39.9%
U.S. Treasury Debt	43.2%

C000015355
Shareholder Report [Line Items]
Fund Name	Voya Government Liquid Assets Portfolio
Class Name	Class S2
Trading Symbol	ITLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,179,391,376
Holdings Count | Holding	19
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,179,391,376 # of Portfolio Holdings19
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.3)%
U.S. Treasury Repurchase Agreements	17.2%
U.S. Government Agency Debt	39.9%
U.S. Treasury Debt	43.2%

C000015922
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class ADV
Trading Symbol	IPYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
AssetsNet	$ 313,781,266
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$313,781,266 # of Portfolio Holdings123 Portfolio Turnover Rate35%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.0%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	95.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
OneMain Finance Corp., 7.125%, 09/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
NRG Energy, Inc., 6.250%, 11/01/34	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.3%
OAK-Eagle Acquireco, Inc., 8.750%, 07/01/34	1.3%
Paramount Global, 6.875%, 04/30/36	1.2%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.2%

C000015923
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class I
Trading Symbol	IPIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 313,781,266
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$313,781,266 # of Portfolio Holdings123 Portfolio Turnover Rate35%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.0%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	95.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
OneMain Finance Corp., 7.125%, 09/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
NRG Energy, Inc., 6.250%, 11/01/34	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.3%
OAK-Eagle Acquireco, Inc., 8.750%, 07/01/34	1.3%
Paramount Global, 6.875%, 04/30/36	1.2%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.2%

C000015924
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class S
Trading Symbol	IPHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
AssetsNet	$ 313,781,266
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$313,781,266 # of Portfolio Holdings123 Portfolio Turnover Rate35%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.0%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	95.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
OneMain Finance Corp., 7.125%, 09/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
NRG Energy, Inc., 6.250%, 11/01/34	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.3%
OAK-Eagle Acquireco, Inc., 8.750%, 07/01/34	1.3%
Paramount Global, 6.875%, 04/30/36	1.2%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.2%

C000015921
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class S2
Trading Symbol	IPYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 313,781,266
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$313,781,266 # of Portfolio Holdings123 Portfolio Turnover Rate35%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.0%
Common Stock	0.0%
Preferred Stock	0.0%
Other	0.0%
Convertible Bonds/Notes	0.7%
Corporate Bonds/Notes	95.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
OneMain Finance Corp., 7.125%, 09/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
NRG Energy, Inc., 6.250%, 11/01/34	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.5%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.3%
OAK-Eagle Acquireco, Inc., 8.750%, 07/01/34	1.3%
Paramount Global, 6.875%, 04/30/36	1.2%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.2%

C000047545
Shareholder Report [Line Items]
Fund Name	Voya Inflation Protected Bond Plus Portfolio
Class Name	Class ADV
Trading Symbol	IBRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
AssetsNet	$ 144,753,943
Holdings Count | Holding	342
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$144,753,943 # of Portfolio Holdings342 Portfolio Turnover Rate21%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.8%
U.S. Treasury Obligations	15.3%
Collateralized Mortgage Obligations	16.4%
Corporate Bonds/Notes	17.3%
Commercial Mortgage-Backed Securities	19.3%
Asset-Backed Securities	26.9%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Freddie Mac REMIC Trust - Class DF, 5.078%, 05/25/54	3.1%
United States Treasury Notes, 4.125%, 06/30/28	1.4%
Zaxbys Funding LLC - Class A2, 3.238%, 07/30/51	1.3%
Sabal Issuer LLC - Class A1, 6.000%, 05/02/61	1.2%
Freddie Mac REMIC Trust - Class FE, 4.978%, 11/25/54	1.1%
Pagaya AI Debt Trust - Class B, 5.688%, 01/17/33	1.1%
Octagon 75 Ltd. - Class A1, 4.864%, 01/22/38	1.0%
Freddie Mac REMIC Trust - Class FH, 4.728%, 10/25/54	1.0%
Taco Bell Funding LLC - Class A2I, 4.821%, 08/25/55	1.0%
SMB Private Education Loan Trust - Class A1A, 5.130%, 04/15/54	1.0%

C000047546
Shareholder Report [Line Items]
Fund Name	Voya Inflation Protected Bond Plus Portfolio
Class Name	Class I
Trading Symbol	IBRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Inflation Protected Bond Plus Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 144,753,943
Holdings Count | Holding	342
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$144,753,943 # of Portfolio Holdings342 Portfolio Turnover Rate21%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.8%
U.S. Treasury Obligations	15.3%
Collateralized Mortgage Obligations	16.4%
Corporate Bonds/Notes	17.3%
Commercial Mortgage-Backed Securities	19.3%
Asset-Backed Securities	26.9%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Freddie Mac REMIC Trust - Class DF, 5.078%, 05/25/54	3.1%
United States Treasury Notes, 4.125%, 06/30/28	1.4%
Zaxbys Funding LLC - Class A2, 3.238%, 07/30/51	1.3%
Sabal Issuer LLC - Class A1, 6.000%, 05/02/61	1.2%
Freddie Mac REMIC Trust - Class FE, 4.978%, 11/25/54	1.1%
Pagaya AI Debt Trust - Class B, 5.688%, 01/17/33	1.1%
Octagon 75 Ltd. - Class A1, 4.864%, 01/22/38	1.0%
Freddie Mac REMIC Trust - Class FH, 4.728%, 10/25/54	1.0%
Taco Bell Funding LLC - Class A2I, 4.821%, 08/25/55	1.0%
SMB Private Education Loan Trust - Class A1A, 5.130%, 04/15/54	1.0%

C000015798
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class ADV
Trading Symbol	IEOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$60	1.17%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
AssetsNet	$ 3,706,604,368
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,706,604,368 # of Portfolio Holdings63 Portfolio Turnover Rate52%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.3%
Preferred Stock	0.2%
Exchange-Traded Funds	4.7%
Common Stock	95.2%

Sector Allocation

Table Summary
Value	Value
Information Technology	48.2%
Communication Services	15.2%
Industrials	8.4%
Consumer Discretionary	8.2%
Health Care	6.5%
Exchange-Traded Funds	4.7%
Financials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Real Estate	0.6%
Utilities	0.6%
Energy	0.4%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	12.4%
NVIDIA Corp.	11.8%
Broadcom, Inc.	4.2%
Apple, Inc.	4.0%
Advanced Micro Devices, Inc.	3.8%
State Street Technology Select Sector SPDR ETF	3.7%
Sandisk Corp.	3.6%
Visa, Inc. - Class A	3.2%
Eli Lilly & Co.	2.8%
Lam Research Corp.	2.6%

C000015799
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class I
Trading Symbol	IEOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 3,706,604,368
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,706,604,368 # of Portfolio Holdings63 Portfolio Turnover Rate52%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.3%
Preferred Stock	0.2%
Exchange-Traded Funds	4.7%
Common Stock	95.2%

Sector Allocation

Table Summary
Value	Value
Information Technology	48.2%
Communication Services	15.2%
Industrials	8.4%
Consumer Discretionary	8.2%
Health Care	6.5%
Exchange-Traded Funds	4.7%
Financials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Real Estate	0.6%
Utilities	0.6%
Energy	0.4%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	12.4%
NVIDIA Corp.	11.8%
Broadcom, Inc.	4.2%
Apple, Inc.	4.0%
Advanced Micro Devices, Inc.	3.8%
State Street Technology Select Sector SPDR ETF	3.7%
Sandisk Corp.	3.6%
Visa, Inc. - Class A	3.2%
Eli Lilly & Co.	2.8%
Lam Research Corp.	2.6%

C000163203
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class R6
Trading Symbol	VRLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 3,706,604,368
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,706,604,368 # of Portfolio Holdings63 Portfolio Turnover Rate52%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.3%
Preferred Stock	0.2%
Exchange-Traded Funds	4.7%
Common Stock	95.2%

Sector Allocation

Table Summary
Value	Value
Information Technology	48.2%
Communication Services	15.2%
Industrials	8.4%
Consumer Discretionary	8.2%
Health Care	6.5%
Exchange-Traded Funds	4.7%
Financials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Real Estate	0.6%
Utilities	0.6%
Energy	0.4%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	12.4%
NVIDIA Corp.	11.8%
Broadcom, Inc.	4.2%
Apple, Inc.	4.0%
Advanced Micro Devices, Inc.	3.8%
State Street Technology Select Sector SPDR ETF	3.7%
Sandisk Corp.	3.6%
Visa, Inc. - Class A	3.2%
Eli Lilly & Co.	2.8%
Lam Research Corp.	2.6%

C000015800
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class S
Trading Symbol	IEOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
AssetsNet	$ 3,706,604,368
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,706,604,368 # of Portfolio Holdings63 Portfolio Turnover Rate52%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.3%
Preferred Stock	0.2%
Exchange-Traded Funds	4.7%
Common Stock	95.2%

Sector Allocation

Table Summary
Value	Value
Information Technology	48.2%
Communication Services	15.2%
Industrials	8.4%
Consumer Discretionary	8.2%
Health Care	6.5%
Exchange-Traded Funds	4.7%
Financials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Real Estate	0.6%
Utilities	0.6%
Energy	0.4%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	12.4%
NVIDIA Corp.	11.8%
Broadcom, Inc.	4.2%
Apple, Inc.	4.0%
Advanced Micro Devices, Inc.	3.8%
State Street Technology Select Sector SPDR ETF	3.7%
Sandisk Corp.	3.6%
Visa, Inc. - Class A	3.2%
Eli Lilly & Co.	2.8%
Lam Research Corp.	2.6%

C000015801
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class S2
Trading Symbol	IEOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
AssetsNet	$ 3,706,604,368
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,706,604,368 # of Portfolio Holdings63 Portfolio Turnover Rate52%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.4)%
Short-Term Investments	0.3%
Preferred Stock	0.2%
Exchange-Traded Funds	4.7%
Common Stock	95.2%

Sector Allocation

Table Summary
Value	Value
Information Technology	48.2%
Communication Services	15.2%
Industrials	8.4%
Consumer Discretionary	8.2%
Health Care	6.5%
Exchange-Traded Funds	4.7%
Financials	3.7%
Consumer Staples	2.0%
Materials	1.6%
Real Estate	0.6%
Utilities	0.6%
Energy	0.4%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	12.4%
NVIDIA Corp.	11.8%
Broadcom, Inc.	4.2%
Apple, Inc.	4.0%
Advanced Micro Devices, Inc.	3.8%
State Street Technology Select Sector SPDR ETF	3.7%
Sandisk Corp.	3.6%
Visa, Inc. - Class A	3.2%
Eli Lilly & Co.	2.8%
Lam Research Corp.	2.6%

C000015349
Shareholder Report [Line Items]
Fund Name	Voya Limited Maturity Bond Portfolio
Class Name	Class ADV
Trading Symbol	IMBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 337,309,525
Holdings Count | Holding	565
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$337,309,525 # of Portfolio Holdings565 Portfolio Turnover Rate58%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
U.S. Government Agency Obligations	0.0%
U.S. Treasury Obligations	6.0%
Collateralized Mortgage Obligations	14.4%
Commercial Mortgage-Backed Securities	14.6%
Asset-Backed Securities	17.4%
Corporate Bonds/Notes	41.8%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.000%, 01/15/27	2.9%
Freddie Mac REMIC Trust - Class F, 4.678%, 12/25/55	2.0%
Freddie Mac REMIC Trust - Class DF, 5.078%, 05/25/54	1.0%
United States Treasury Notes, 4.125%, 06/15/29	0.9%
United States Treasury Notes, 4.125%, 06/30/28	0.9%
Fannie Mae REMIC Trust - Class FD, 4.978%, 04/25/54	0.8%
Fannie Mae REMIC Trust - Class FH, 4.878%, 01/25/55	0.8%
Fannie Mae REMIC Trust - Class DF, 4.878%, 12/25/54	0.7%
Ginnie Mae - Class FN, 4.659%, 11/20/55	0.6%
Ginnie Mae - Class FC, 4.211%, 07/20/70	0.6%

C000015350
Shareholder Report [Line Items]
Fund Name	Voya Limited Maturity Bond Portfolio
Class Name	Class I
Trading Symbol	ILBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.27%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%
AssetsNet	$ 337,309,525
Holdings Count | Holding	565
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$337,309,525 # of Portfolio Holdings565 Portfolio Turnover Rate58%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
U.S. Government Agency Obligations	0.0%
U.S. Treasury Obligations	6.0%
Collateralized Mortgage Obligations	14.4%
Commercial Mortgage-Backed Securities	14.6%
Asset-Backed Securities	17.4%
Corporate Bonds/Notes	41.8%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.000%, 01/15/27	2.9%
Freddie Mac REMIC Trust - Class F, 4.678%, 12/25/55	2.0%
Freddie Mac REMIC Trust - Class DF, 5.078%, 05/25/54	1.0%
United States Treasury Notes, 4.125%, 06/15/29	0.9%
United States Treasury Notes, 4.125%, 06/30/28	0.9%
Fannie Mae REMIC Trust - Class FD, 4.978%, 04/25/54	0.8%
Fannie Mae REMIC Trust - Class FH, 4.878%, 01/25/55	0.8%
Fannie Mae REMIC Trust - Class DF, 4.878%, 12/25/54	0.7%
Ginnie Mae - Class FN, 4.659%, 11/20/55	0.6%
Ginnie Mae - Class FC, 4.211%, 07/20/70	0.6%

C000015351
Shareholder Report [Line Items]
Fund Name	Voya Limited Maturity Bond Portfolio
Class Name	Class S
Trading Symbol	ILMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 337,309,525
Holdings Count | Holding	565
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$337,309,525 # of Portfolio Holdings565 Portfolio Turnover Rate58%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.8%
U.S. Government Agency Obligations	0.0%
U.S. Treasury Obligations	6.0%
Collateralized Mortgage Obligations	14.4%
Commercial Mortgage-Backed Securities	14.6%
Asset-Backed Securities	17.4%
Corporate Bonds/Notes	41.8%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.000%, 01/15/27	2.9%
Freddie Mac REMIC Trust - Class F, 4.678%, 12/25/55	2.0%
Freddie Mac REMIC Trust - Class DF, 5.078%, 05/25/54	1.0%
United States Treasury Notes, 4.125%, 06/15/29	0.9%
United States Treasury Notes, 4.125%, 06/30/28	0.9%
Fannie Mae REMIC Trust - Class FD, 4.978%, 04/25/54	0.8%
Fannie Mae REMIC Trust - Class FH, 4.878%, 01/25/55	0.8%
Fannie Mae REMIC Trust - Class DF, 4.878%, 12/25/54	0.7%
Ginnie Mae - Class FN, 4.659%, 11/20/55	0.6%
Ginnie Mae - Class FC, 4.211%, 07/20/70	0.6%

C000079018
Shareholder Report [Line Items]
Fund Name	Voya Retirement Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IRGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 166,103,011
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$166,103,011 # of Portfolio Holdings8 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	17.4%
Equity	82.7%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	31.0%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	6.5%
Emerging Markets	3.0%
Core Fixed Income	38.0%
High Yield	4.0%
TIPS	2.0%
Short Duration	10.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	56.2%
Voya U.S. Bond Index Portfolio - Class I	11.9%
Voya International Index Portfolio - Class I	10.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	9.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Short Duration Bond Fund - Class R6	3.5%
Voya Russell™ Small Cap Index Portfolio - Class I	3.0%
Voya High Yield Bond Fund - Class R6	2.0%

C000079019
Shareholder Report [Line Items]
Fund Name	Voya Retirement Aggressive Portfolio
Class Name	Class I
Trading Symbol	IIRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 166,103,011
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$166,103,011 # of Portfolio Holdings8 Portfolio Turnover Rate16%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	17.4%
Equity	82.7%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	31.0%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	6.5%
Emerging Markets	3.0%
Core Fixed Income	38.0%
High Yield	4.0%
TIPS	2.0%
Short Duration	10.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	56.2%
Voya U.S. Bond Index Portfolio - Class I	11.9%
Voya International Index Portfolio - Class I	10.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	9.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.0%
Voya Short Duration Bond Fund - Class R6	3.5%
Voya Russell™ Small Cap Index Portfolio - Class I	3.0%
Voya High Yield Bond Fund - Class R6	2.0%

C000079016
Shareholder Report [Line Items]
Fund Name	Voya Retirement Conservative Portfolio
Class Name	Class ADV
Trading Symbol	IRCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 83,160,257
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$83,160,257 # of Portfolio Holdings11 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	27.1%
Fixed Income	72.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	16.5%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	4.0%
Emerging Markets	2.5%
Core Fixed Income	45.0%
High Yield	4.0%
TIPS	3.0%
Short Duration	19.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Bond Index Portfolio - Class I	44.9%
Voya U.S. Stock Index Portfolio - Class I	16.6%
Voya Short Duration Bond Fund - Class R6	12.6%
Vanguard Short-Term Bond ETF	6.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	4.0%
Schwab U.S. TIPS ETF	3.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%

C000079017
Shareholder Report [Line Items]
Fund Name	Voya Retirement Conservative Portfolio
Class Name	Class I
Trading Symbol	IRCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 83,160,257
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$83,160,257 # of Portfolio Holdings11 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	27.1%
Fixed Income	72.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	16.5%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	4.0%
Emerging Markets	2.5%
Core Fixed Income	45.0%
High Yield	4.0%
TIPS	3.0%
Short Duration	19.0%
Long Govt Bonds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Bond Index Portfolio - Class I	44.9%
Voya U.S. Stock Index Portfolio - Class I	16.6%
Voya Short Duration Bond Fund - Class R6	12.6%
Vanguard Short-Term Bond ETF	6.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	4.0%
Schwab U.S. TIPS ETF	3.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%

C000079020
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderately Aggressive Portfolio
Class Name	Class ADV
Trading Symbol	IRMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Moderately Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 154,306,039
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$154,306,039 # of Portfolio Holdings8 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.9%
Equity	65.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	49.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	6.5%
Emerging Markets	3.5%
Core Fixed Income	25.0%
High Yield	2.0%
Short Duration	8.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	49.2%
Voya U.S. Bond Index Portfolio - Class I	24.9%
Voya Short Duration Bond Fund - Class R6	8.0%
Voya International Index Portfolio - Class I	6.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.5%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%

C000079021
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderately Aggressive Portfolio
Class Name	Class I
Trading Symbol	IRGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Moderately Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 154,306,039
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$154,306,039 # of Portfolio Holdings8 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	34.9%
Equity	65.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	49.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	6.5%
Emerging Markets	3.5%
Core Fixed Income	25.0%
High Yield	2.0%
Short Duration	8.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	49.2%
Voya U.S. Bond Index Portfolio - Class I	24.9%
Voya Short Duration Bond Fund - Class R6	8.0%
Voya International Index Portfolio - Class I	6.5%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.5%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%

C000079022
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Portfolio
Class Name	Class ADV
Trading Symbol	IRMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 241,887,213
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$241,887,213 # of Portfolio Holdings9 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	45.7%
Fixed Income	54.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	56.0%
US Mid Cap Blend	9.0%
US Small Cap	3.0%
International	10.5%
Emerging Markets	4.0%
Core Fixed Income	12.0%
High Yield	2.0%
Short Duration	3.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Bond Index Portfolio - Class I	37.8%
Voya U.S. Stock Index Portfolio - Class I	31.2%
Voya Short Duration Bond Fund - Class R6	10.5%
Voya International Index Portfolio - Class I	6.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%
Schwab U.S. TIPS ETF	2.0%

C000079023
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Portfolio
Class Name	Class I
Trading Symbol	IRMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 241,887,213
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$241,887,213 # of Portfolio Holdings9 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	45.7%
Fixed Income	54.3%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	56.0%
US Mid Cap Blend	9.0%
US Small Cap	3.0%
International	10.5%
Emerging Markets	4.0%
Core Fixed Income	12.0%
High Yield	2.0%
Short Duration	3.5%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Voya U.S. Bond Index Portfolio - Class I	37.8%
Voya U.S. Stock Index Portfolio - Class I	31.2%
Voya Short Duration Bond Fund - Class R6	10.5%
Voya International Index Portfolio - Class I	6.5%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%
Schwab U.S. TIPS ETF	2.0%

C000075972
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class ADV
Trading Symbol	ISIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 2,963,916,806
Holdings Count | Holding	515
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,963,916,806 # of Portfolio Holdings515 Portfolio Turnover Rate3%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	2.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.4%
Financials	11.6%
Communication Services	9.5%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc. - Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.9%
Tesla, Inc.	1.8%

C000015822
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class I
Trading Symbol	INGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 2,963,916,806
Holdings Count | Holding	515
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,963,916,806 # of Portfolio Holdings515 Portfolio Turnover Rate3%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	2.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.4%
Financials	11.6%
Communication Services	9.5%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc. - Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.9%
Tesla, Inc.	1.8%

C000047554
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class S
Trading Symbol	ISJBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 2,963,916,806
Holdings Count | Holding	515
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,963,916,806 # of Portfolio Holdings515 Portfolio Turnover Rate3%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	2.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.4%
Financials	11.6%
Communication Services	9.5%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc. - Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.9%
Tesla, Inc.	1.8%

C000053098
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class S2
Trading Symbol	ISIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 2,963,916,806
Holdings Count | Holding	515
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,963,916,806 # of Portfolio Holdings515 Portfolio Turnover Rate3%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	2.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.4%
Financials	11.6%
Communication Services	9.5%
Consumer Discretionary	9.2%
Industrials	8.8%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc. - Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.9%
Tesla, Inc.	1.8%

C000240437
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series S Portfolio
Class Name	Portfolio
Trading Symbol	VVIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Index Series S Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 4,435,807,603
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,435,807,603 # of Portfolio Holdings506 Portfolio Turnover Rate3%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.9%
Common Stock	98.0%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.2%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.8%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	1.9%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc. - Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.9%
Tesla, Inc.	1.8%

C000015417
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class ADV
Trading Symbol	ICRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$93	1.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.80%
AssetsNet	$ 108,856,371
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$108,856,371 # of Portfolio Holdings78 Portfolio Turnover Rate45%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.4%
Countries-Other	1.2%
Germany	0.9%
Canada	1.1%
Belgium	1.2%
Sweden	1.2%
Singapore	2.6%
Hong Kong	3.2%
United Kingdom	3.9%
France	4.4%
Japan	6.9%
Australia	7.0%
United States	66.0%

REIT Diversification

Table Summary
Value	Value
Retail REITs	18.7%
Industrial REITs	16.9%
Health Care REITs	15.4%
Specialized REITs	10.8%
Diversified REITs	6.4%
Other Specialized REITs	4.2%
Diversified Real Estate Activities	4.0%
Multi-Family Residential REITs	3.9%
Office REITs	3.8%
Real Estate Operating Companies	3.7%
Residential REITs	3.7%
REITs-Other	8.1%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Welltower, Inc.	10.1%
Equinix, Inc.	7.2%
Prologis, Inc.	3.9%
Ventas, Inc.	3.0%
Iron Mountain, Inc.	3.0%
Simon Property Group, Inc.	2.9%
Goodman Group	2.6%
VICI Properties, Inc.	2.6%
UDR, Inc.	2.4%
Unibail-Rodamco-Westfield	2.4%

C000015418
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class I
Trading Symbol	IRGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 108,856,371
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$108,856,371 # of Portfolio Holdings78 Portfolio Turnover Rate45%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.4%
Countries-Other	1.2%
Germany	0.9%
Canada	1.1%
Belgium	1.2%
Sweden	1.2%
Singapore	2.6%
Hong Kong	3.2%
United Kingdom	3.9%
France	4.4%
Japan	6.9%
Australia	7.0%
United States	66.0%

REIT Diversification

Table Summary
Value	Value
Retail REITs	18.7%
Industrial REITs	16.9%
Health Care REITs	15.4%
Specialized REITs	10.8%
Diversified REITs	6.4%
Other Specialized REITs	4.2%
Diversified Real Estate Activities	4.0%
Multi-Family Residential REITs	3.9%
Office REITs	3.8%
Real Estate Operating Companies	3.7%
Residential REITs	3.7%
REITs-Other	8.1%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Welltower, Inc.	10.1%
Equinix, Inc.	7.2%
Prologis, Inc.	3.9%
Ventas, Inc.	3.0%
Iron Mountain, Inc.	3.0%
Simon Property Group, Inc.	2.9%
Goodman Group	2.6%
VICI Properties, Inc.	2.6%
UDR, Inc.	2.4%
Unibail-Rodamco-Westfield	2.4%

C000015419
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class S
Trading Symbol	IRGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$75	1.45%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%
AssetsNet	$ 108,856,371
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$108,856,371 # of Portfolio Holdings78 Portfolio Turnover Rate45%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.4%
Countries-Other	1.2%
Germany	0.9%
Canada	1.1%
Belgium	1.2%
Sweden	1.2%
Singapore	2.6%
Hong Kong	3.2%
United Kingdom	3.9%
France	4.4%
Japan	6.9%
Australia	7.0%
United States	66.0%

REIT Diversification

Table Summary
Value	Value
Retail REITs	18.7%
Industrial REITs	16.9%
Health Care REITs	15.4%
Specialized REITs	10.8%
Diversified REITs	6.4%
Other Specialized REITs	4.2%
Diversified Real Estate Activities	4.0%
Multi-Family Residential REITs	3.9%
Office REITs	3.8%
Real Estate Operating Companies	3.7%
Residential REITs	3.7%
REITs-Other	8.1%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Welltower, Inc.	10.1%
Equinix, Inc.	7.2%
Prologis, Inc.	3.9%
Ventas, Inc.	3.0%
Iron Mountain, Inc.	3.0%
Simon Property Group, Inc.	2.9%
Goodman Group	2.6%
VICI Properties, Inc.	2.6%
UDR, Inc.	2.4%
Unibail-Rodamco-Westfield	2.4%

C000015420
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class S2
Trading Symbol	IRGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$83	1.60%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.60%
AssetsNet	$ 108,856,371
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$108,856,371 # of Portfolio Holdings78 Portfolio Turnover Rate45%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.4%
Countries-Other	1.2%
Germany	0.9%
Canada	1.1%
Belgium	1.2%
Sweden	1.2%
Singapore	2.6%
Hong Kong	3.2%
United Kingdom	3.9%
France	4.4%
Japan	6.9%
Australia	7.0%
United States	66.0%

REIT Diversification

Table Summary
Value	Value
Retail REITs	18.7%
Industrial REITs	16.9%
Health Care REITs	15.4%
Specialized REITs	10.8%
Diversified REITs	6.4%
Other Specialized REITs	4.2%
Diversified Real Estate Activities	4.0%
Multi-Family Residential REITs	3.9%
Office REITs	3.8%
Real Estate Operating Companies	3.7%
Residential REITs	3.7%
REITs-Other	8.1%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Welltower, Inc.	10.1%
Equinix, Inc.	7.2%
Prologis, Inc.	3.9%
Ventas, Inc.	3.0%
Iron Mountain, Inc.	3.0%
Simon Property Group, Inc.	2.9%
Goodman Group	2.6%
VICI Properties, Inc.	2.6%
UDR, Inc.	2.4%
Unibail-Rodamco-Westfield	2.4%

C000015784
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Real Estate Portfolio
Class Name	Class ADV
Trading Symbol	ICRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$73	1.35%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.35%
AssetsNet	$ 95,765,650
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$95,765,650 # of Portfolio Holdings79 Portfolio Turnover Rate81%
Holdings [Text Block]

REIT Diversification

Table Summary
Value	Value
Health Care REITs	20.0%
Retail REITs	16.2%
Specialized REITs	15.3%
Industrial REITs	12.9%
Multi-Family Residential REITs	8.0%
Other Specialized REITs	6.9%
Self-Storage REITs	5.5%
Office REITs	4.1%
Hotel & Resort REITs	3.0%
Residential REITs	2.7%
Diversified REITs	2.6%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	0.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Welltower, Inc.	12.1%
Prologis, Inc.	9.5%
Equinix, Inc.	9.5%
Simon Property Group, Inc.	5.0%
Gaming and Leisure Properties, Inc.	3.2%
Ventas, Inc.	3.1%
Iron Mountain, Inc.	2.8%
Digital Realty Trust, Inc.	2.7%
Public Storage	2.6%
Equity Residential	2.4%

C000015785
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Real Estate Portfolio
Class Name	Class I
Trading Symbol	IVRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
AssetsNet	$ 95,765,650
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$95,765,650 # of Portfolio Holdings79 Portfolio Turnover Rate81%
Holdings [Text Block]

REIT Diversification

Table Summary
Value	Value
Health Care REITs	20.0%
Retail REITs	16.2%
Specialized REITs	15.3%
Industrial REITs	12.9%
Multi-Family Residential REITs	8.0%
Other Specialized REITs	6.9%
Self-Storage REITs	5.5%
Office REITs	4.1%
Hotel & Resort REITs	3.0%
Residential REITs	2.7%
Diversified REITs	2.6%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	0.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Welltower, Inc.	12.1%
Prologis, Inc.	9.5%
Equinix, Inc.	9.5%
Simon Property Group, Inc.	5.0%
Gaming and Leisure Properties, Inc.	3.2%
Ventas, Inc.	3.1%
Iron Mountain, Inc.	2.8%
Digital Realty Trust, Inc.	2.7%
Public Storage	2.6%
Equity Residential	2.4%

C000015786
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Real Estate Portfolio
Class Name	Class S
Trading Symbol	IVRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
AssetsNet	$ 95,765,650
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$95,765,650 # of Portfolio Holdings79 Portfolio Turnover Rate81%
Holdings [Text Block]

REIT Diversification

Table Summary
Value	Value
Health Care REITs	20.0%
Retail REITs	16.2%
Specialized REITs	15.3%
Industrial REITs	12.9%
Multi-Family Residential REITs	8.0%
Other Specialized REITs	6.9%
Self-Storage REITs	5.5%
Office REITs	4.1%
Hotel & Resort REITs	3.0%
Residential REITs	2.7%
Diversified REITs	2.6%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	0.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Welltower, Inc.	12.1%
Prologis, Inc.	9.5%
Equinix, Inc.	9.5%
Simon Property Group, Inc.	5.0%
Gaming and Leisure Properties, Inc.	3.2%
Ventas, Inc.	3.1%
Iron Mountain, Inc.	2.8%
Digital Realty Trust, Inc.	2.7%
Public Storage	2.6%
Equity Residential	2.4%

C000015787
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Columbia Real Estate Portfolio
Class Name	Class S2
Trading Symbol	IVRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Columbia Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$62	1.15%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%
AssetsNet	$ 95,765,650
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$95,765,650 # of Portfolio Holdings79 Portfolio Turnover Rate81%
Holdings [Text Block]

REIT Diversification

Table Summary
Value	Value
Health Care REITs	20.0%
Retail REITs	16.2%
Specialized REITs	15.3%
Industrial REITs	12.9%
Multi-Family Residential REITs	8.0%
Other Specialized REITs	6.9%
Self-Storage REITs	5.5%
Office REITs	4.1%
Hotel & Resort REITs	3.0%
Residential REITs	2.7%
Diversified REITs	2.6%
REITs-Other	2.2%
Assets in Excess of Other Liabilities	0.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Welltower, Inc.	12.1%
Prologis, Inc.	9.5%
Equinix, Inc.	9.5%
Simon Property Group, Inc.	5.0%
Gaming and Leisure Properties, Inc.	3.2%
Ventas, Inc.	3.1%
Iron Mountain, Inc.	2.8%
Digital Realty Trust, Inc.	2.7%
Public Storage	2.6%
Equity Residential	2.4%

C000015780
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class ADV
Trading Symbol	IVGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
AssetsNet	$ 170,823,261
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$170,823,261 # of Portfolio Holdings73 Portfolio Turnover Rate16%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	1.9%
Common Stock	97.8%

Sector Allocation

Table Summary
Value	Value
Financials	16.8%
Information Technology	16.2%
Health Care	14.6%
Industrials	13.2%
Consumer Staples	8.3%
Communication Services	6.9%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	4.0%
Materials	2.5%
Real Estate	2.2%
Short-Term Investments	1.9%
Assets in Excess of Other Liabilities	0.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.2%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Bank of America Corp.	2.8%
Philip Morris International, Inc.	2.7%
Microsoft Corp.	2.5%
Johnson Controls International PLC	2.4%
Citizens Financial Group, Inc.	2.3%
Microchip Technology, Inc.	2.2%
NVIDIA Corp.	2.2%

C000015781
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class I
Trading Symbol	IVGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 170,823,261
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$170,823,261 # of Portfolio Holdings73 Portfolio Turnover Rate16%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	1.9%
Common Stock	97.8%

Sector Allocation

Table Summary
Value	Value
Financials	16.8%
Information Technology	16.2%
Health Care	14.6%
Industrials	13.2%
Consumer Staples	8.3%
Communication Services	6.9%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	4.0%
Materials	2.5%
Real Estate	2.2%
Short-Term Investments	1.9%
Assets in Excess of Other Liabilities	0.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.2%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Bank of America Corp.	2.8%
Philip Morris International, Inc.	2.7%
Microsoft Corp.	2.5%
Johnson Controls International PLC	2.4%
Citizens Financial Group, Inc.	2.3%
Microchip Technology, Inc.	2.2%
NVIDIA Corp.	2.2%

C000015782
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class S
Trading Symbol	IVGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 170,823,261
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$170,823,261 # of Portfolio Holdings73 Portfolio Turnover Rate16%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	1.9%
Common Stock	97.8%

Sector Allocation

Table Summary
Value	Value
Financials	16.8%
Information Technology	16.2%
Health Care	14.6%
Industrials	13.2%
Consumer Staples	8.3%
Communication Services	6.9%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	4.0%
Materials	2.5%
Real Estate	2.2%
Short-Term Investments	1.9%
Assets in Excess of Other Liabilities	0.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.2%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Bank of America Corp.	2.8%
Philip Morris International, Inc.	2.7%
Microsoft Corp.	2.5%
Johnson Controls International PLC	2.4%
Citizens Financial Group, Inc.	2.3%
Microchip Technology, Inc.	2.2%
NVIDIA Corp.	2.2%

C000015783
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class S2
Trading Symbol	IVITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 170,823,261
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$170,823,261 # of Portfolio Holdings73 Portfolio Turnover Rate16%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	1.9%
Common Stock	97.8%

Sector Allocation

Table Summary
Value	Value
Financials	16.8%
Information Technology	16.2%
Health Care	14.6%
Industrials	13.2%
Consumer Staples	8.3%
Communication Services	6.9%
Energy	6.8%
Consumer Discretionary	6.3%
Utilities	4.0%
Materials	2.5%
Real Estate	2.2%
Short-Term Investments	1.9%
Assets in Excess of Other Liabilities	0.3%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	3.2%
Amazon.com, Inc.	3.2%
Wells Fargo & Co.	3.1%
Bank of America Corp.	2.8%
Philip Morris International, Inc.	2.7%
Microsoft Corp.	2.5%
Johnson Controls International PLC	2.4%
Citizens Financial Group, Inc.	2.3%
Microchip Technology, Inc.	2.2%
NVIDIA Corp.	2.2%

C000015329
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class ADV
Trading Symbol	IJEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$103	1.79%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.79%
AssetsNet	$ 208,682,875
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$208,682,875 # of Portfolio Holdings79 Portfolio Turnover Rate20%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.9%
Countries-Other	7.4%
Peru	1.4%
Mexico	1.4%
United Arab Emirates	1.6%
Spain	1.7%
Argentina	2.0%
Hong Kong	2.3%
India	8.9%
Brazil	10.6%
China	16.3%
South Korea	21.1%
Taiwan	24.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	46.8%
Financials	17.6%
Industrials	12.5%
Consumer Discretionary	7.0%
Communication Services	5.7%
Energy	2.8%
Utilities	2.2%
Materials	1.5%
Health Care	1.1%
Real Estate	1.1%
Consumer Staples	0.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	11.9%
Samsung Electronics Co. Ltd.	6.3%
Tencent Holdings Ltd.	2.6%
NU Holdings Ltd./Cayman Islands - Class A	2.3%
Delta Electronics, Inc.	1.7%
Elite Material Co. Ltd.	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Coforge Ltd.	1.5%
Accton Technology Corp.	1.5%

C000015330
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class I
Trading Symbol	IJEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$68	1.19%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.19%
AssetsNet	$ 208,682,875
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$208,682,875 # of Portfolio Holdings79 Portfolio Turnover Rate20%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.9%
Countries-Other	7.4%
Peru	1.4%
Mexico	1.4%
United Arab Emirates	1.6%
Spain	1.7%
Argentina	2.0%
Hong Kong	2.3%
India	8.9%
Brazil	10.6%
China	16.3%
South Korea	21.1%
Taiwan	24.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	46.8%
Financials	17.6%
Industrials	12.5%
Consumer Discretionary	7.0%
Communication Services	5.7%
Energy	2.8%
Utilities	2.2%
Materials	1.5%
Health Care	1.1%
Real Estate	1.1%
Consumer Staples	0.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	11.9%
Samsung Electronics Co. Ltd.	6.3%
Tencent Holdings Ltd.	2.6%
NU Holdings Ltd./Cayman Islands - Class A	2.3%
Delta Electronics, Inc.	1.7%
Elite Material Co. Ltd.	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Coforge Ltd.	1.5%
Accton Technology Corp.	1.5%

C000015331
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class S
Trading Symbol	IJPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$83	1.44%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.44%
AssetsNet	$ 208,682,875
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$208,682,875 # of Portfolio Holdings79 Portfolio Turnover Rate20%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.9%
Countries-Other	7.4%
Peru	1.4%
Mexico	1.4%
United Arab Emirates	1.6%
Spain	1.7%
Argentina	2.0%
Hong Kong	2.3%
India	8.9%
Brazil	10.6%
China	16.3%
South Korea	21.1%
Taiwan	24.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	46.8%
Financials	17.6%
Industrials	12.5%
Consumer Discretionary	7.0%
Communication Services	5.7%
Energy	2.8%
Utilities	2.2%
Materials	1.5%
Health Care	1.1%
Real Estate	1.1%
Consumer Staples	0.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	11.9%
Samsung Electronics Co. Ltd.	6.3%
Tencent Holdings Ltd.	2.6%
NU Holdings Ltd./Cayman Islands - Class A	2.3%
Delta Electronics, Inc.	1.7%
Elite Material Co. Ltd.	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Coforge Ltd.	1.5%
Accton Technology Corp.	1.5%

C000015332
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class S2
Trading Symbol	IJPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$91	1.59%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.59%
AssetsNet	$ 208,682,875
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$208,682,875 # of Portfolio Holdings79 Portfolio Turnover Rate20%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.9%
Countries-Other	7.4%
Peru	1.4%
Mexico	1.4%
United Arab Emirates	1.6%
Spain	1.7%
Argentina	2.0%
Hong Kong	2.3%
India	8.9%
Brazil	10.6%
China	16.3%
South Korea	21.1%
Taiwan	24.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	46.8%
Financials	17.6%
Industrials	12.5%
Consumer Discretionary	7.0%
Communication Services	5.7%
Energy	2.8%
Utilities	2.2%
Materials	1.5%
Health Care	1.1%
Real Estate	1.1%
Consumer Staples	0.8%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	11.9%
Samsung Electronics Co. Ltd.	6.3%
Tencent Holdings Ltd.	2.6%
NU Holdings Ltd./Cayman Islands - Class A	2.3%
Delta Electronics, Inc.	1.7%
Elite Material Co. Ltd.	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Coforge Ltd.	1.5%
Accton Technology Corp.	1.5%

C000028903
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class ADV
Trading Symbol	IJSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$81	1.49%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.49%
AssetsNet	$ 315,897,277
Holdings Count | Holding	719
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$315,897,277 # of Portfolio Holdings719 Portfolio Turnover Rate46%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.3)%
Short-Term Investments	6.6%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Industrials	18.8%
Information Technology	14.9%
Health Care	13.6%
Consumer Discretionary	8.7%
Materials	5.4%
Energy	5.1%
Real Estate	5.1%
Consumer Staples	3.7%
Utilities	1.6%
Communication Services	1.0%
Short-Term Investments	6.6%
Liabilities in Excess of Other Assets	(4.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Novanta, Inc.	1.0%
Element Solutions, Inc.	0.9%
SM Energy Co.	0.8%
Bel Fuse, Inc. - Class B	0.7%
Loar Holdings, Inc.	0.7%
Ryman Hospitality Properties, Inc.	0.7%
Wintrust Financial Corp.	0.7%
MSA Safety, Inc.	0.7%
Cullen/Frost Bankers, Inc.	0.7%
Allegro MicroSystems, Inc.	0.7%

C000015333
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class I
Trading Symbol	IJSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$48	0.89%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
AssetsNet	$ 315,897,277
Holdings Count | Holding	719
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$315,897,277 # of Portfolio Holdings719 Portfolio Turnover Rate46%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.3)%
Short-Term Investments	6.6%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Industrials	18.8%
Information Technology	14.9%
Health Care	13.6%
Consumer Discretionary	8.7%
Materials	5.4%
Energy	5.1%
Real Estate	5.1%
Consumer Staples	3.7%
Utilities	1.6%
Communication Services	1.0%
Short-Term Investments	6.6%
Liabilities in Excess of Other Assets	(4.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Novanta, Inc.	1.0%
Element Solutions, Inc.	0.9%
SM Energy Co.	0.8%
Bel Fuse, Inc. - Class B	0.7%
Loar Holdings, Inc.	0.7%
Ryman Hospitality Properties, Inc.	0.7%
Wintrust Financial Corp.	0.7%
MSA Safety, Inc.	0.7%
Cullen/Frost Bankers, Inc.	0.7%
Allegro MicroSystems, Inc.	0.7%

C000168687
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class R6
Trading Symbol	VPRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$48	0.89%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
AssetsNet	$ 315,897,277
Holdings Count | Holding	719
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$315,897,277 # of Portfolio Holdings719 Portfolio Turnover Rate46%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.3)%
Short-Term Investments	6.6%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Industrials	18.8%
Information Technology	14.9%
Health Care	13.6%
Consumer Discretionary	8.7%
Materials	5.4%
Energy	5.1%
Real Estate	5.1%
Consumer Staples	3.7%
Utilities	1.6%
Communication Services	1.0%
Short-Term Investments	6.6%
Liabilities in Excess of Other Assets	(4.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Novanta, Inc.	1.0%
Element Solutions, Inc.	0.9%
SM Energy Co.	0.8%
Bel Fuse, Inc. - Class B	0.7%
Loar Holdings, Inc.	0.7%
Ryman Hospitality Properties, Inc.	0.7%
Wintrust Financial Corp.	0.7%
MSA Safety, Inc.	0.7%
Cullen/Frost Bankers, Inc.	0.7%
Allegro MicroSystems, Inc.	0.7%

C000015334
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class S
Trading Symbol	IJSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$62	1.14%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.14%
AssetsNet	$ 315,897,277
Holdings Count | Holding	719
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$315,897,277 # of Portfolio Holdings719 Portfolio Turnover Rate46%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.3)%
Short-Term Investments	6.6%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Industrials	18.8%
Information Technology	14.9%
Health Care	13.6%
Consumer Discretionary	8.7%
Materials	5.4%
Energy	5.1%
Real Estate	5.1%
Consumer Staples	3.7%
Utilities	1.6%
Communication Services	1.0%
Short-Term Investments	6.6%
Liabilities in Excess of Other Assets	(4.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Novanta, Inc.	1.0%
Element Solutions, Inc.	0.9%
SM Energy Co.	0.8%
Bel Fuse, Inc. - Class B	0.7%
Loar Holdings, Inc.	0.7%
Ryman Hospitality Properties, Inc.	0.7%
Wintrust Financial Corp.	0.7%
MSA Safety, Inc.	0.7%
Cullen/Frost Bankers, Inc.	0.7%
Allegro MicroSystems, Inc.	0.7%

C000015335
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class S2
Trading Symbol	IJSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$70	1.29%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.29%
AssetsNet	$ 315,897,277
Holdings Count | Holding	719
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$315,897,277 # of Portfolio Holdings719 Portfolio Turnover Rate46%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.3)%
Short-Term Investments	6.6%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Industrials	18.8%
Information Technology	14.9%
Health Care	13.6%
Consumer Discretionary	8.7%
Materials	5.4%
Energy	5.1%
Real Estate	5.1%
Consumer Staples	3.7%
Utilities	1.6%
Communication Services	1.0%
Short-Term Investments	6.6%
Liabilities in Excess of Other Assets	(4.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Novanta, Inc.	1.0%
Element Solutions, Inc.	0.9%
SM Energy Co.	0.8%
Bel Fuse, Inc. - Class B	0.7%
Loar Holdings, Inc.	0.7%
Ryman Hospitality Properties, Inc.	0.7%
Wintrust Financial Corp.	0.7%
MSA Safety, Inc.	0.7%
Cullen/Frost Bankers, Inc.	0.7%
Allegro MicroSystems, Inc.	0.7%

C000015776
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class ADV
Trading Symbol	IGFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$70	1.49%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.49%
AssetsNet	$ 64,610,011
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$64,610,011 # of Portfolio Holdings36 Portfolio Turnover Rate34%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.4%
Germany	2.4%
United Kingdom	3.2%
Italy	3.4%
France	5.6%
Taiwan	6.0%
United States	76.0%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Information Technology	15.9%
Consumer Staples	14.7%
Industrials	12.9%
Consumer Discretionary	11.6%
Health Care	11.5%
Communication Services	10.2%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.7%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
Visa, Inc. - Class A	5.4%
Microsoft Corp.	4.6%
Coca-Cola Co.	4.6%
L'Oreal SA	4.6%
Aon PLC - Class A	4.5%
Netflix, Inc.	3.9%
Amazon.com, Inc.	3.5%
Ferrari NV	3.4%

C000168690
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class R6
Trading Symbol	VPRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$42	0.89%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.89%
AssetsNet	$ 64,610,011
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$64,610,011 # of Portfolio Holdings36 Portfolio Turnover Rate34%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.4%
Germany	2.4%
United Kingdom	3.2%
Italy	3.4%
France	5.6%
Taiwan	6.0%
United States	76.0%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Information Technology	15.9%
Consumer Staples	14.7%
Industrials	12.9%
Consumer Discretionary	11.6%
Health Care	11.5%
Communication Services	10.2%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.7%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
Visa, Inc. - Class A	5.4%
Microsoft Corp.	4.6%
Coca-Cola Co.	4.6%
L'Oreal SA	4.6%
Aon PLC - Class A	4.5%
Netflix, Inc.	3.9%
Amazon.com, Inc.	3.5%
Ferrari NV	3.4%

C000015778
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class S
Trading Symbol	IVGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$53	1.14%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.14%
AssetsNet	$ 64,610,011
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$64,610,011 # of Portfolio Holdings36 Portfolio Turnover Rate34%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.4%
Germany	2.4%
United Kingdom	3.2%
Italy	3.4%
France	5.6%
Taiwan	6.0%
United States	76.0%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Information Technology	15.9%
Consumer Staples	14.7%
Industrials	12.9%
Consumer Discretionary	11.6%
Health Care	11.5%
Communication Services	10.2%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.7%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
Visa, Inc. - Class A	5.4%
Microsoft Corp.	4.6%
Coca-Cola Co.	4.6%
L'Oreal SA	4.6%
Aon PLC - Class A	4.5%
Netflix, Inc.	3.9%
Amazon.com, Inc.	3.5%
Ferrari NV	3.4%

C000015779
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class S2
Trading Symbol	IGFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$60	1.29%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.29%
AssetsNet	$ 64,610,011
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$64,610,011 # of Portfolio Holdings36 Portfolio Turnover Rate34%
Holdings [Text Block]

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.4%
Germany	2.4%
United Kingdom	3.2%
Italy	3.4%
France	5.6%
Taiwan	6.0%
United States	76.0%

Sector Allocation

Table Summary
Value	Value
Financials	19.8%
Information Technology	15.9%
Consumer Staples	14.7%
Industrials	12.9%
Consumer Discretionary	11.6%
Health Care	11.5%
Communication Services	10.2%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.7%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	6.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
Visa, Inc. - Class A	5.4%
Microsoft Corp.	4.6%
Coca-Cola Co.	4.6%
L'Oreal SA	4.6%
Aon PLC - Class A	4.5%
Netflix, Inc.	3.9%
Amazon.com, Inc.	3.5%
Ferrari NV	3.4%

C000015823
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class ADV
Trading Symbol	ITRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
AssetsNet	$ 7,006,300,470
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$7,006,300,470 # of Portfolio Holdings232 Portfolio Turnover Rate59%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	0.1%
Preferred Stock	1.3%
Corporate Bonds/Notes	8.1%
Bank Loans	8.4%
U.S. Treasury Obligations	15.3%
Common Stock	62.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Microsoft Corp.	3.4%
Amazon.com, Inc.	3.4%
NVIDIA Corp.	3.0%
Broadcom, Inc.	2.7%
CenterPoint Energy, Inc.	2.6%
Alphabet, Inc. - Class A - Class A	2.6%
United States Treasury Notes, 3.500%, 02/28/31	2.5%
Meta Platforms, Inc. - Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
United States Treasury Notes, 3.625%, 10/31/30	2.0%

C000015824
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class I
Trading Symbol	ITRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 7,006,300,470
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$7,006,300,470 # of Portfolio Holdings232 Portfolio Turnover Rate59%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	0.1%
Preferred Stock	1.3%
Corporate Bonds/Notes	8.1%
Bank Loans	8.4%
U.S. Treasury Obligations	15.3%
Common Stock	62.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Microsoft Corp.	3.4%
Amazon.com, Inc.	3.4%
NVIDIA Corp.	3.0%
Broadcom, Inc.	2.7%
CenterPoint Energy, Inc.	2.6%
Alphabet, Inc. - Class A - Class A	2.6%
United States Treasury Notes, 3.500%, 02/28/31	2.5%
Meta Platforms, Inc. - Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
United States Treasury Notes, 3.625%, 10/31/30	2.0%

C000168694
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class R6
Trading Symbol	VPRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 7,006,300,470
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$7,006,300,470 # of Portfolio Holdings232 Portfolio Turnover Rate59%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	0.1%
Preferred Stock	1.3%
Corporate Bonds/Notes	8.1%
Bank Loans	8.4%
U.S. Treasury Obligations	15.3%
Common Stock	62.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Microsoft Corp.	3.4%
Amazon.com, Inc.	3.4%
NVIDIA Corp.	3.0%
Broadcom, Inc.	2.7%
CenterPoint Energy, Inc.	2.6%
Alphabet, Inc. - Class A - Class A	2.6%
United States Treasury Notes, 3.500%, 02/28/31	2.5%
Meta Platforms, Inc. - Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
United States Treasury Notes, 3.625%, 10/31/30	2.0%

C000015825
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class S
Trading Symbol	ITCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 7,006,300,470
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$7,006,300,470 # of Portfolio Holdings232 Portfolio Turnover Rate59%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	0.1%
Preferred Stock	1.3%
Corporate Bonds/Notes	8.1%
Bank Loans	8.4%
U.S. Treasury Obligations	15.3%
Common Stock	62.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Microsoft Corp.	3.4%
Amazon.com, Inc.	3.4%
NVIDIA Corp.	3.0%
Broadcom, Inc.	2.7%
CenterPoint Energy, Inc.	2.6%
Alphabet, Inc. - Class A - Class A	2.6%
United States Treasury Notes, 3.500%, 02/28/31	2.5%
Meta Platforms, Inc. - Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
United States Treasury Notes, 3.625%, 10/31/30	2.0%

C000015826
Shareholder Report [Line Items]
Fund Name	VY<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class S2
Trading Symbol	ITCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 7,006,300,470
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$7,006,300,470 # of Portfolio Holdings232 Portfolio Turnover Rate59%
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.8%
Asset-Backed Securities	0.1%
Preferred Stock	1.3%
Corporate Bonds/Notes	8.1%
Bank Loans	8.4%
U.S. Treasury Obligations	15.3%
Common Stock	62.0%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Microsoft Corp.	3.4%
Amazon.com, Inc.	3.4%
NVIDIA Corp.	3.0%
Broadcom, Inc.	2.7%
CenterPoint Energy, Inc.	2.6%
Alphabet, Inc. - Class A - Class A	2.6%
United States Treasury Notes, 3.500%, 02/28/31	2.5%
Meta Platforms, Inc. - Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
United States Treasury Notes, 3.625%, 10/31/30	2.0%